Restricted Net assets (Details) - PRC - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Undistributed earnings in equity investees	$ 53.7	$ 54.4
Subsidiaries
Restricted net assets	$ 0.1	$ 0.1